Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

June 6, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that:

(1)The forms of prospectuses and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 199 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 31, 2023, accession number 0001683863-23- 004899.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios
By: /s/ James K. De Vries

James K. De Vries

President